Financial Risk Management (Narrative) (Details)	12 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)
Disclosure of detailed information about financial instruments [abstract]
Change in exchange rates	0.10
Loss due to change in exchange rates	$ 9,860	$ 6,397	$ 10,631
Cash	30,887	25,158	$ 1,290	$ 4,015
Current liabilities	$ 614,625	$ 1,774,630